Consolidated Statements of Changes in Equity - USD ($)	Share Capital [Member]	Reserves [Member]	Accumulated other comprehensive income (loss) [Member]	Accumulated Deficit [Member]	Total
Balance at Mar. 31, 2021	$ 61,189,736	$ 6,677,123	$ (89,023)	$ (31,625,388)	$ 36,152,448
Balance (shares) at Mar. 31, 2021	20,892,560
Share issuance costs	$ (27,329)				(27,329)
Shares issued for exercise of warrants	$ 7,305,834	(994,161)			6,311,673
Shares issued for exercise of warrants (shares)	1,925,656
Shares issued for exercise of options	$ 2,365,880	(1,139,621)			1,226,259
Shares issued for exercise of options (shares)	329,822
Fair value of stock options forfeited		(276,000)		276,000
Share-based payments		5,771,475			5,771,475
Cumulative translation reserve			(39,413)		(39,413)
Net loss for the year				(15,009,920)	(15,009,920)
Balance at Mar. 31, 2022	$ 70,834,121	10,038,816	(128,436)	(46,359,308)	34,385,193
Balance (shares) at Mar. 31, 2022	23,148,038
Share issuance costs	$ (216,803)				(216,803)
Shares issued for cash	$ 4,895,826				4,895,826
Shares issued for cash (shares)	1,565,268
Shares issued for exercise of options	$ 15,094	(6,333)			8,761
Shares issued for exercise of options (shares)	3,322
Fair value of stock options forfeited		(612,193)		612,193
Share-based payments		3,645,893			3,645,893
Cumulative translation reserve			(13,007)		(13,007)
Net loss for the year				(15,043,857)	(15,043,857)
Balance at Mar. 31, 2023	$ 75,528,238	13,066,183	(141,443)	(60,790,972)	27,662,006
Balance (shares) at Mar. 31, 2023	24,716,628
Share issuance costs	$ (14,904)				(14,904)
Shares issued for cash	$ 520,892				520,892
Shares issued for cash (shares)	188,819
Shares issued for exercise of options	$ 359,767	(149,805)			209,962
Shares issued for exercise of options (shares)	85,715
Fair value of stock options forfeited		(112,848)		112,848
Share-based payments		1,502,112			1,502,112
Cumulative translation reserve			29,547		29,547
Net loss for the year				(18,342,796)	(18,342,796)
Balance at Mar. 31, 2024	$ 76,393,993	$ 14,305,642	$ (111,896)	$ (79,020,920)	$ 11,566,819
Balance (shares) at Mar. 31, 2024	24,991,162